UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06540

Name of Fund: BlackRock MuniYield Quality Fund III, Inc. (MYI)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Quality Fund III, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2012

Date of reporting period: 10/31/2011

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2011 (Unaudited)	BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.4%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital, Children’s Hospital (AGC), 6.00%, 6/01/39	$3,605	$3,950,467
Alaska — 1.5%
Alaska Housing Finance Corp., RB, General Housing, Series B (NPFGC), 5.25%, 12/01/30	2,000	2,043,080
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC), 6.00%, 9/01/28	10,150	11,702,036
		13,745,116
Arizona — 0.9%
Arizona State Health Facilities Authority, RB, 5.00%, 3/01/41	2,450	2,420,110
Maricopa County & Phoenix Industrial Development Authorities, Refunding RB, S/F, Series A-2, AMT (Ginnie Mae), 5.80%, 7/01/40	1,520	1,548,576
State of Arizona, COP, Department of Administration, Series A (AGM), 5.00%, 10/01/27	3,725	3,985,936
		7,954,622
California — 13.4%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC), 5.40%, 10/01/24 (a)	10,000	8,974,200
California Health Facilities Financing Authority, Refunding RB:
Sutter Health, Series B, 5.88%, 8/15/31	3,200	3,455,936
St. Joseph Health System, Series A, 5.75%, 7/01/39	1,550	1,614,154
California HFA, RB, AMT, Home Mortgage, RB, Home Mortgage, Series K, 5.50%, 2/01/42	4,530	4,507,395
California State University, RB, Systemwide, Series A:
5.50%, 11/01/39	1,525	1,615,204

Municipal Bonds	Par (000)	Value
California (continued)
California State University, RB, Systemwide, Series A (concluded):
(NPFGC), 5.00%, 11/01/32	$9,865	$9,991,469
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/37	3,545	3,621,856
California Statewide Communities Development Authority, RB (AGM):
St. Joseph Health System, Series E, 5.25%, 7/01/47	5,000	5,036,800
Sutter Health, Series D, 5.05%, 8/15/38	300	301,518
City of Redding California, COP, Refunding, Series A (AGM), 5.00%, 6/01/30	1,900	1,986,564
City of San Jose California, RB, Series A-1, AMT, 5.75%, 3/01/34	2,300	2,401,062
City of San Jose California, Refunding RB, Series A, AMT (AMBAC), 5.50%, 3/01/32	11,965	12,118,272
Coast Community College District, GO, Election of 2002, Series C (AGM), 6.19%, 8/01/33 (b)	8,100	2,153,304
County of Sacramento California, RB, Senior Series A (AGM), 5.00%, 7/01/41	14,500	14,753,895
Dublin Unified School District California, GO, CAB, Election of 2004, Series D, 6.47%, 8/01/34 (b)	5,000	1,174,450
Fairfield-Suisun Unified School District California, GO, Election of 2002 (NPFGC), 5.50%, 8/01/28	5,800	6,165,516
Long Beach Unified School District, GO, Election of 2008, Series B, 6.16%, 8/01/34 (b)	5,000	1,257,600
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	1,200	1,259,136
Mendocino-Lake Community College District, GO, Election of 2006, Series A (NPFGC), 5.00%, 8/01/31	1,485	1,524,412

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GAN	Grant Anticipation Notes
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
ISD	Independent School District
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
S/F	Single-Family
Syncora	Syncora Guarantee

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2011	1

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
Norwalk-La Mirada Unified School District California, GO, Refunding, CAB, Election of 2002, Series E (AGC), 6.46%, 8/01/38 (b)	$7,620	$1,391,031
Oceanside Unified School District California, GO, Series A (AGC), 5.25%, 8/01/33	2,500	2,637,700
Port of Oakland, Refunding RB, Series M (NPFGC), 5.38%, 11/01/27	8,030	8,062,923
Poway Unified School District, GO, CAB, School Facilities Improvement, District, 2008 Election, Series B, 6.25%, 8/01/36 (b)	10,000	2,180,100
Riverside County Public Financing Authority, Tax Allocation Bonds, Redevelopment Projects (Syncora), 5.00%, 10/01/35	10,000	8,350,200
San Bernardino Community College District, GO, Election of 2002, Series C (AGM), 5.00%, 8/01/31	2,165	2,226,529
San Joaquin County Transportation Authority, RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	1,830	2,089,659
San Marcos Unified School District, GO, Election of 2010, Series A:
5.00%, 8/01/34	1,800	1,873,170
5.00%, 8/01/38	1,600	1,658,624
State of California, GO, Series 2007-2 (NPFGC), 5.50%, 4/01/30	10	10,516
Stockton Public Financing Authority California, RB, Parking & Capital Projects (NPFGC), 5.25%, 9/01/34	5,000	5,019,200
Walnut Valley Unified School District, GO, Capital Appreciation, Election of 2007, Series B, 6.15%, 8/01/36 (b)	6,545	1,461,564
West Valley-Mission Community College District, GO, Election of 2004, Series A (AGM), 5.00%, 8/01/30	3,600	3,738,348
		124,612,307
Connecticut — 0.2%
Connecticut State Health & Educational Facilities Authority, RB, Hartford Healthcare, Series A, 5.00%, 7/01/32	1,830	1,839,626
Florida — 16.3%
Broward County School Board Florida, COP, Series A (AGM), 5.25%, 7/01/33	15,000	15,483,750
City of Orlando Florida, RB, Senior, 6th Cent Contract Payments, Series A (AGC), 5.25%, 11/01/38	12,850	12,876,214
Collier County School Board, COP (AGM), 5.00%, 2/15/23	5,000	5,359,850
County of Broward Florida, Water & Sewer Utility, RB, Series A, 5.25%, 10/01/34	2,250	2,415,600
County of Lee Florida, Refunding RB, Series A, AMT:
5.63%, 10/01/26	2,600	2,703,948

Municipal Bonds	Par (000)	Value
Florida (concluded)
County of Lee Florida, Refunding RB, Series A, AMT (concluded):
5.38%, 10/01/32	$3,440	$3,420,599
County of Miami-Dade Florida, GO, Building Better Communities Program:
Series B, 6.38%, 7/01/28	6,000	6,730,080
Series B-1, 5.75%, 7/01/33	3,700	4,012,317
County of Miami-Dade Florida, RB:
Miami International Airport, AMT (NPFGC), 5.38%, 10/01/25	7,500	7,595,700
Miami International Airport, AMT (NPFGC), 5.38%, 10/01/27	1,000	1,008,890
Miami International Airport, Series A, AMT, (AGM), 5.50%, 10/01/41	19,020	19,258,891
Water & Sewer System (AGM), 5.00%, 10/01/39	11,700	12,160,161
County of Miami-Dade Florida, Refunding RB:
Miami International Airport (AGC), 5.00%, 10/01/40	11,000	10,545,370
Series C (BHAC), 6.00%, 10/01/23	20,095	23,465,735
(AGM), 5.00%, 7/01/35	2,800	2,884,560
Highlands County Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B, 6.00%, 11/15/37	1,750	1,889,860
Miami-Dade County School Board, COP, RB, Series B (AGC), 5.25%, 5/01/31	1,290	1,352,888
Orange County School Board, COP, Series A (AGC), 5.50%, 8/01/34	12,000	12,720,600
Sarasota County Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	5,135	5,228,919
		151,113,932
Georgia — 1.9%
Burke County Development Authority, RB, Oglethorpe Power Corp., Vogtle Project, Series C, 5.70%, 1/01/43	6,450	6,676,911
City of Atlanta Georgia, RB, General, Series B (AGM), 5.25%, 1/01/33	10,000	10,350,000
Gwinnett County Hospital Authority, Refunding RB, Gwinnett Hospital System, Series D (AGM), 5.50%, 7/01/41	1,025	1,068,491
		18,095,402
Illinois — 17.6%
Chicago Board of Education, GO, Series A:
5.50%, 12/01/39 (c)	6,470	6,854,965
Chicago Board of Education, GO, Refunding, CAB, School Reform, Series A (NPFGC), 4.79%, 12/01/22 (b)	7,430	4,395,439
Chicago Park District, GO, Harbor Facilities, Series C:
5.25%, 1/01/37	4,000	4,210,760

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2011	2

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Chicago Park District, GO, Harbor Facilities, Series C (concluded):
5.25%, 1/01/40	$1,505	$1,579,693
Chicago Transit Authority, Sales Tax Revenue, RB, 5.25%, 12/01/36 (c)	1,620	1,675,048
City of Chicago Illinois, ARB, General, Third Lien, Series B-2, AMT (NPFGC),
5.25%, 1/01/27	10,000	10,070,400
6.00%, 1/01/27	26,230	27,267,921
City of Chicago Illinois, GO, CAB, City Colleges (NPFGC) (b):
5.75%, 1/01/29	5,000	1,889,450
6.16%, 1/01/33	7,950	2,201,117
City of Chicago Illinois, RB:
Second Lien, Series A (AMBAC), 5.00%, 11/01/36	3,500	3,516,905
O’Hare International Airport, General Third Lien, Series A, 5.75%, 1/01/39	9,000	9,822,690
City of Chicago Illinois, Refunding RB, ARB, O’Hare International Airport, General, Third Lien, Series C-2, AMT (AGM), 5.25%, 1/01/30	16,400	16,421,976
Illinois Finance Authority, RB, Series A, 5.75%, 8/15/34	8,700	8,763,858
Illinois Finance Authority, Refunding RB, Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	5,250	5,747,752
Illinois Municipal Electric Agency, RB, Series A (NPFGC):
5.00%, 2/01/35	19,775	20,259,290
5.25%, 2/01/35	15,000	15,519,750
Illinois State Toll Highway Authority, RB, Series B:
5.50%, 1/01/33	4,000	4,219,680
(BHAC), 5.50%, 1/01/33	2,000	2,120,880
Kane, Kendall, Etc. Counties Community College District No. 516 Illinois, GO, CAB, Series E (NPFGC), 5.26%, 12/15/25 (b)	8,750	4,203,675
Metropolitan Pier & Exposition Authority, RB, CAB, McCormick Place Expansion Project, Series A (NPFGC) (b):
5.96%, 6/15/32	14,000	4,170,040
6.04%, 12/15/34	10,000	2,526,100
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM) (b):
5.58%, 6/15/27	3,575	1,513,119
6.16%, 6/15/44	9,430	1,303,037
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	1,700	1,767,694
Regional Transportation Authority, RB, Series C (NPFGC), 7.75%, 6/01/20	1,000	1,227,440
		163,248,679

Municipal Bonds	Par (000)	Value
Indiana — 3.1%
City of Indianapolis Indiana, Refunding RB, Second Lien, Series B (AGC), 5.25%, 8/15/27	$5,000	$5,325,250
Indiana Finance Authority, RB, Wastewater Utility, 5.25%, 10/01/38	2,900	3,093,865
Indiana Municipal Power Agency, RB:
Series A (NPFGC), 5.00%, 1/01/37	4,750	4,864,712
Series B, 5.75%, 1/01/34	1,050	1,078,476
Series B, 6.00%, 1/01/39	5,000	5,457,950
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A:
5.75%, 1/01/38	2,900	3,141,918
(AGC), 5.25%, 1/01/29	1,350	1,449,819
(AGC), 5.50%, 1/01/38	4,250	4,574,998
		28,986,988
Iowa — 1.4%
Iowa Finance Authority, RB, Series A (AGC), 5.63%, 8/15/37	12,650	13,287,054
Kentucky — 1.3%
Kentucky State Property & Buildings Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/28	4,000	4,298,720
Louisville & Jefferson County Metropolitan Sewer District Kentucky, RB, Series A (NPFGC), 5.25%, 5/15/37	7,000	7,449,960
		11,748,680
Louisiana — 1.0%
Jefferson Parish Hospital Service District No. 1, Refunding RB, Ref-w Jefferson Med Ctr, Series A (AGM), 6.00%, 1/01/39	2,150	2,251,609
New Orleans Aviation Board Louisiana, RB, New Orleans Aviation, Series A, AMT (AGM), 5.25%, 1/01/32	6,605	6,750,971
		9,002,580
Massachusetts — 4.5%
Massachusetts HFA, RB:
S/F Housing, Series 128 AMT (AGM), 4.88%, 12/01/38 (d)	8,260	8,192,186
Series B, 7.00%, 12/01/38	3,440	3,815,682
Massachusetts HFA, Refunding RB:
Housing Development, Series B (NPFGC), 5.40%, 12/01/28	1,835	1,835,312
Rental Housing, Series A AMT (AGM), 5.15%, 7/01/26	15,490	15,634,057
Series C, AMT, 5.35%, 12/01/42	3,100	3,123,188
Massachusetts Port Authority, Refunding RB, BOSFUEL Project, AMT (NPFGC), 5.00%, 7/01/38	9,425	9,207,188
		41,807,613

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2011	3

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan — 10.1%
City of Detroit Michigan, RB, Series B (AGM):
Senior Lien, 7.50%, 7/01/33	$1,800	$2,133,882
Second Lien, 6.25%, 7/01/36	1,075	1,205,387
Second Lien, 7.00%, 7/01/36	500	589,125
City of Detroit Michigan, Refunding RB:
Series C (NPFGC), 5.00%, 7/01/22	4,540	4,617,952
Senior Lien, Series D (AGM), 5.00%, 7/01/23	9,085	9,258,433
Senior Lien, Series C-1 (AGM), 7.00%, 7/01/27	1,500	1,755,600
Series D (NPFGC), 5.00%, 7/01/33	5,000	5,001,700
Kalamazoo Hospital Finance Authority, RB, Bronson Methodist Hospital (AGM), 5.25%, 5/15/36	1,160	1,186,402
Lansing Board of Water & Light Utilities, RB, Series A, 5.50%, 7/01/41	3,185	3,505,666
Michigan State Building Authority, Refunding RB, Facilities Program:
Series I, (AGC), 5.25%, 10/15/24	1,750	1,930,740
Series I, (AGC), 5.25%, 10/15/25	3,250	3,565,737
Series II-A, (AGM), 5.25%, 10/15/36	8,040	8,565,896
Series I-A, 5.38%, 10/15/36	2,075	2,231,434
Series I, 6.25%, 10/15/38	3,125	3,487,937
Series II-A, 5.38%, 10/15/41	1,900	2,033,760
Michigan State Finance Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/39	11,600	11,530,168
Michigan State HDA, RB, Series C, 5.50%, 12/01/28	2,900	2,953,447
Michigan Strategic Fund, Refunding RB, Detroit Edison Co. Project, Series A (Syncora), 5.50%, 6/01/30	5,000	5,009,450
State of Michigan, RB, GAN (AGM):
5.25%, 9/15/22	10,000	11,041,800
5.25%, 9/15/26	6,650	7,145,691
Wayne County Airport Authority, Refunding RB, AMT (AGC), 5.38%, 12/01/32	5,000	5,027,550
		93,777,757
Minnesota — 0.7%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	5,500	6,167,810
Nevada — 3.9%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	2,250	2,508,750
County of Clark Nevada, RB:
Las Vegas-McCarran International Airport, Series A (AGC), 5.25%, 7/01/39	5,170	5,389,156
Subordinate Lien, Series A-2 (NPFGC), 5.00%, 7/01/30	20,000	20,207,400

Municipal Bonds	Par (000)	Value
Nevada (concluded)
Las Vegas Convention & Visitors Authority, RB (AMBAC), 5.00%, 7/01/37	$8,500	$8,526,265
		36,631,571
New Jersey — 4.3%
New Jersey EDA, RB, Cigarette Tax, 5.75%, 6/15/34	4,000	3,773,040
New Jersey EDA, Refunding RB, School Facilities Construction, Series N-1:
(AMBAC), 5.50%, 9/01/24	10,000	11,421,200
(NPFGC), 5.50%, 9/01/28	1,685	1,892,946
New Jersey Higher Education Student Assistance Authority, RB, Series 1, AMT:
5.50%, 12/01/25	1,250	1,284,012
5.50%, 12/01/26	1,800	1,833,390
5.75%, 12/01/28	200	206,320
5.88%, 12/01/33	6,895	7,168,456
New Jersey Transportation Trust Fund Authority, RB, Transportation Systems:
Series A, (NPFGC), 5.75%, 6/15/25	4,250	4,913,467
Series C, CAB (AGC), 5.16%, 12/15/25 (b)	15,735	7,664,204
		40,157,035
New York — 2.6%
City of New York, New York, GO, Series J, 5.25%, 5/15/24	10,000	10,875,800
Hudson Yards Infrastructure Corp., RB, 5.75%, 2/15/47	1,920	2,033,107
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-4, 5.50%, 1/15/34	7,250	7,900,832
New York State Dormitory Authority, ERB, Series B, 5.25%, 3/15/38	3,250	3,522,123
		24,331,862
North Carolina — 0.6%
North Carolina Medical Care Commission, RB, Novant Health Obligation, Series A, 4.75%, 11/01/43	6,175	5,672,108
Ohio — 0.6%
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/37	3,000	3,415,260
Ohio Higher Educational Facility Commission, Refunding RB, Summa Health System, 2010 Project (AGC), 5.25%, 11/15/40	2,450	2,473,618
		5,888,878
Pennsylvania — 2.8%
Pennsylvania Turnpike Commission, RB:
Series A (AMBAC), 5.50%, 12/01/31	15,600	16,716,180

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2011	4

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Pennsylvania Turnpike Commission, RB (concluded):
Subordinate, Special Motor License Fund, 6.00%, 12/01/36	$2,575	$2,970,262
Sub-Series C (AGC), 6.25%, 6/01/38	5,695	6,496,970
		26,183,412
Puerto Rico — 2.9%
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series M-3 (NPFGC):
6.00%, 7/01/27	3,720	3,937,062
6.00%, 7/01/28	1,780	1,873,539
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A:
5.75%, 8/01/37	2,000	2,096,540
6.38%, 8/01/39	10,195	11,299,526
5.50%, 8/01/42	5,155	5,313,001
Puerto Rico Sales Tax Financing Corp., Refunding RB:
First Sub-Series C, 6.00%, 8/01/39	1,180	1,281,858
Series A, (NPFGC), 6.35%, 8/01/41 (b)	7,500	1,167,825
		26,969,351
South Carolina — 0.5%
South Carolina Jobs-EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 8/01/39	3,600	3,939,624
South Carolina State Housing Finance & Development Authority, Refunding RB, Series A-2, AMT (AGM), 6.35%, 7/01/19	285	289,001
		4,228,625
Tennessee — 0.5%
Memphis Center City Revenue Finance Corp., RB, Pyramid and Pinch Distribution, Series B (AGM), 5.25%, 11/01/30	3,120	3,314,532
Tennessee Housing Development Agency, Refunding RB, Homeownership Program, Series A, AMT (AGM), 5.35%, 1/01/26	1,350	1,350,540
		4,665,072
Texas — 13.4%
City of Houston Texas, RB, Combined, First Lien, Series A (AGM), 5.00%, 11/15/36	10,000	10,411,800
City of Houston Texas, Refunding RB, Combined, First Lien, Series A (AGC):
6.00%, 11/15/35	5,700	6,507,234
5.38%, 11/15/38	3,650	3,956,490

Municipal Bonds	Par (000)	Value
Texas (concluded)
Dallas-Fort Worth International Airport Facilities Improvement Corp., Refunding RB, Joint Series A, AMT (NPFGC), 5.63%, 11/01/26	$12,210	$12,222,088
Dallas ISD, GO, School Building (PSF- GTD), 6.38%, 2/15/34	10,000	12,032,000
Grand Prairie ISD Texas, GO, Refunding, CAB, 5.84%, 8/15/28 (b)	10,000	3,807,700
Harris County Hospital District, RB, Senior Lien, Series A (NPFGC), 5.25%, 2/15/37	5,950	6,034,490
Harris County-Houston Sports Authority, Refunding RB, Senior Lien, Series G (NPFGC), 5.25%, 11/15/30	5,000	4,658,100
Judson ISD Texas, GO, School Building (AGC), 5.00%, 2/01/37	10,000	10,292,000
North Texas Tollway Authority, Refunding RB, First Tier, System:
First Tier Series A, 6.00%, 1/01/28	6,275	6,951,006
Series A, (NPFGC), 5.13%, 1/01/28	20,000	20,950,400
Series B, (NPFGC), 5.75%, 1/01/40	10,000	10,419,900
Texas Department of Housing & Community Affairs, MRB, Series A, AMT (NPFGC), 5.45%, 9/01/23	3,870	3,882,191
Texas State Turnpike Authority, RB, First Tier, Series A (AMBAC):
5.50%, 8/15/39	5,500	5,483,940
5.00%, 8/15/42	6,900	6,576,873
		124,186,212
Utah — 1.6%
Utah Transit Authority, Refunding RB, CAB, Sub-Series A (b):
(AGC), 4.73%, 6/15/20	10,000	7,039,700
(NPFGC), 4.11%, 6/15/24	13,930	7,725,996
		14,765,696
Vermont — 0.3%
Vermont HFA, HRB, Series 12B, AMT (AGM), 6.30%, 11/01/19	255	260,113
Vermont HFA, Refunding RB, Multiple Purpose, Series C, AMT (AGM), 5.50%, 11/01/38 (d)	2,145	2,205,360
		2,465,473
Washington — 1.1%
Washington Health Care Facilities Authority, RB, Series A, Providence Health & Services:
5.00%, 10/01/39	1,125	1,130,321
5.25%, 10/01/39	2,725	2,793,807
Washington Health Care Facilities Authority, Refunding RB, Catholic Health Initiatives, Series D, 6.38%, 10/01/36	5,400	6,067,440
		9,991,568

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2011	5

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Wisconsin — 1.2%
Wisconsin Health & Educational Facilities Authority, RB:
Ascension Health Senior Credit Group, 5.00%, 11/15/33	$3,745	$3,870,083
Froedtert & Community Health, Inc., 5.25%, 4/01/39	3,500	3,540,530
SynergyHealth Inc., 6.00%, 11/15/32	3,395	3,462,323
		10,872,936
Total Municipal Bonds – 110.6%		1,026,348,432

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)
Arizona — 1.6%
Arizona School Facilities Board, COP (AGC), 5.13%, 9/01/21)	10,000	10,949,600
Salt River Project Agricultural Improvement & Power District, RB, 5.00%, 7/01/16	3,500	3,669,925
		14,619,525
California — 12.3%
Alameda County Joint Powers Authority, Refunding RB, Lease (AGM), 5.00%, 12/01/15	6,990	7,260,583
California State University, RB (AGM):
5.00%, 5/01/15	18,435	18,834,773
Systemwide, Series A, 5.00%,
11/01/33	7,996	8,265,164
City of Riverside California, RB, Issue D (AGM), 5.00%, 4/01/16	20,000	20,552,000
Foothill-De Anza Community College District, GO, Election of 1999, Series C (NPFGC), 5.00%, 8/01/36	7,500	7,734,600
Las Virgenes Unified School District California, GO, Series A (AGM), 5.00%, 8/01/31	10,000	10,284,340
Los Angeles Community College District, GO, Election of 2008, Series A, 6.00%, 8/01/33	5,248	5,982,015
Orange County Sanitation District, COP, Series B (AGM), 5.00%, 2/01/15	10,780	11,243,755
San Diego Community College District California, GO, Election of 2002, 5.00%, 2/01/17	1,047	1,140,616
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.30%, 5/01/16	9,370	9,825,101
San Francisco Bay Area Rapid Transit District, RB (AGM), 5.00%, 7/01/36	10,000	10,345,670
University of California, RB, Series O, 5.75%, 5/15/34	2,205	2,467,660
		113,936,277

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value
Colorado — 0.3%
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34	$2,469$	2,587,040
Connecticut — 0.6%
Connecticut State Health & Educational Facility Authority, RB, Yale University, Series T-1, 8.79%, 7/01/15	5,010	5,342,363
District of Columbia — 2.0%
District of Columbia, RB, Series A, 5.50%, 12/01/30)	2,595	2,940,005
District of Columbia Water & Sewer Authority, RB, Series A, 6.00%, 10/01/35	4,281	5,047,162
Metropolitan Washington Airports Authority, RB, Drivers, Series 3967z, 5.00%, 4/01/16	10,000	10,158,200
		18,145,367
Florida — 3.5%
City of Tallahassee, RB, 5.00%, 10/01/32	3,300	3,405,501
Florida State Board of Education, GO, Series D, 5.00%, 6/01/37	3,299	3,481,913
Highlands County Health Facilities Authority, RB, Series C, 5.25%, 11/15/36	5,400	5,480,946
Miami-Dade County, RB, 5.00%, 7/01/31	19,800	20,295,000
		32,663,360
Georgia — 1.2%
Metropolitan Atlanta Rapid Transit Authority, RB, Third Indenture, Series B (AGM), 5.00%, 7/01/37	10,000	10,333,064
Hawaii — 1.1%
Honolulu City & County Board of Water Supply, RB, Series A (NPFGC), 5.00%, 7/01/33	9,830	10,058,253
Illinois — 2.9%
City of Chicago, GO, Refunding, Series A (AGC), 5.25%, 1/01/24	11,000	11,670,230
Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/16	10,000	11,500,100
State of Illinois, RB, Residual, Series 3283x, 5.25%, 6/15/34	3,499	3,661,924
		26,832,254
Kentucky — 0.7%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	5,985	6,472,236
Louisiana — 1.1%
State of Louisiana, RB, Series A (AGM), 5.00%, 5/01/36	10,000	10,316,700

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2011	6

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value
Nevada — 0.6%
Clark County Water Reclamation District, GO, Series B:
5.50%, 7/01/29	$510	$564,863
5.75%, 7/01/34	4,813	5,401,798
		5,966,661
New Jersey — 1.3%
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.75%, 5/01/24	10,000	12,422,500
New York — 4.7%
New York City Municipal Water Finance Authority, RB, Series DD, 5.00%, 6/15/31	17,567	18,496,211
Port Authority of New York & New Jersey, RB, Consolidated, 155th Series, AMT (AGM), 5.13%, 1/15/13	19,500	20,099,430
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34	4,500	4,931,595
		43,527,236
North Carolina — 1.1%
North Carolina HFA, RB, Series 31-A, AMT, 5.25%, 1/01/16	9,946	9,969,313
Ohio — 0.7%
Montgomery County, RB (AGM), 5.00%, 4/01/16	4,990	5,055,943
State of Ohio, RB, Cleveland Clinic Health, Series B, 5.50%, 1/01/17	1,520	1,594,100
		6,650,043
South Carolina — 0.5%
South Carolina State Housing Finance & Development Authority, Refunding RB, Series B-1, 5.55%, 1/01/16	4,618	4,776,077
Texas — 4.2%
Friendswood ISD Texas, GO, Schoolhouse (PSF-GTD), 5.00%, 2/15/37	12,955	13,639,156
Houston ISD, GO, Schoolhouse (PSF- GTD), 5.00%, 2/15/15	10,000	10,540,100
North East ISD, GO, 5.00%, 8/01/37	3,500	3,705,625
Texas State University Systems, Refunding RB, 5.25%, 3/15/16	10,000	11,367,600
		39,252,481
Virginia — 0.3%
University of Virginia, Refunding RB, General, 5.00%, 6/01/16	2,630	2,934,238
Washington — 5.9%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/15	16,770	17,917,487
County of King Washington, RB (AGM), 5.00%, 7/01/15	15,785	16,643,181

Municipal Bonds Transferred to Tender Option Bond (TOB) Trust s (e)	Par (000)	Value
Washington (concluded)
Port of Seattle Washington, Refunding RB, Series B, AMT (NPFGC), 5.20%, 1/01/12	$20,565	$20,697,051
		55,257,719
Wisconsin — 1.6%
State of Wisconsin, RB, 6.00%, 5/01/17	10,000	11,188,700
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., 5.25%, 4/01/39	3,959	4,004,980
		15,193,680
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 48.2%		447,256,387
Total Long-Term Investments (Cost – $1,417,418,615) – 158.8%		1,473,604,819

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.01% (f)(g)	25,595,968	25,595,968
Total Short-Term Securities (Cost — $25,595,968)– 2.8%		25,595,968
Total Investments (Cost — $1,443,014,583*) - 161.6%		1,499,200,787
Other Assets Less Liabilities– 1.1%		10,804,879
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (24.3)%		(225,762,101)
VRDP Shares, at Liquidation Value – (38.4)%		(356,400,000)
Net Assets Applicable to Common Shares – 100.0%		$927,843,565

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,220,228,393
Gross unrealized appreciation	$62,476,871
Gross unrealized depreciation	(7,826,835)
Net unrealized appreciation	$54,650,036

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
JPMorgan Securities	$1,668,487	$6,561
Pershing LLC	$6,697,485	$157,480

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2011	7

Schedule of Investments (concluded)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

(d)	Variable rate security. Rate shown is as of report date.

(e)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(f)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2011	Net Activity	Shares Held at October 31, 2011	Income
FFI
Institutional Tax-Exempt Fund	4,703,282	20,892,686	25,595,968	$454

(g)	Represents the current yield as of report date.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$1,473,604,819	—	$1,473,604,819
Short-Term Securities	$25,595,968	—	—	25,595,968
Total	$25,595,968	$1,473,604,819	—	$1,499,200,787

[1]	See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2011	8

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Quality Fund III, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund III, Inc.

Date: December 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund III, Inc.

Date: December 21, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Quality Fund III, Inc.

Date: December 21, 2011